Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,406,599)	$ (2,965,109)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	19,895	20,069
Amortization of intangible assets	424,831	282,702
Investment loss	89	276
Allowance for expected credit losses	88,587
Share-based payments	146,667	1,232,000
Changes in operating assets and liabilities
Accounts receivable	(344,569)	(617,428)
Deposits, other receivables and prepayments	1,010,585	(6,081,175)
Deferred tax assets		(113,592)
Accruals and other payables	(120,953)	(295,691)
Contract liabilities	124,394	(125,352)
Deferred tax liabilities	(95,808)	(192,665)
Net cash used in operating activities	(152,881)	(8,855,965)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets		(766,093)
Net cash used in investing activities		(766,093)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment for bank borrowings	(20,677)	(17,364)
Proceeds from private placements		9,727,011
Advance from a director	375,125
Repayment to a director		(260,416)
Net cash generated from financing activities	354,448	9,449,231
NET CHANGE IN CASH AND CASH EQUIVALENTS	201,567	(172,827)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	2,805,408	250,312
NET FOREIGN EXCHANGE DIFFERENCES	98,848	(5,947)
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	3,105,823	71,538
SUPPLEMENTARY CASH FLOW INFORMATION:
Interest received	194	541
Interest paid	$ (5,588)	$ (6,359)